Statements of cash flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Net income (loss) for the year	$ (5,354)	$ (31,642)
Adjustment to reconcile net income (loss) for the year to net cash from operating activities
Net realized (gains) losses on redemptions and sales of platinum and palladium bullion	(2,280)
Change in unrealized (gains) losses on platinum and palladium bullion	6,293	30,125
Net changes in operating assets and liabilities
(Increase) decrease in prepaid assets	66
Increase (decrease) in due to broker	(371)	371
Increase (decrease) in accounts payable	(208)	27
Net cash provided by (used in) operating activities	(1,854)	(1,119)
Cash flows from investing activities
Purchases of platinum and palladium bullion	(23,475)	(35,823)
Sales of platinum and palladium bullion	441
Net cash provided by (used in) investing activities	(23,034)	(35,823)
Cash flows from financing activities
Proceeds from issuance of Units (note 7)	24,992	37,006
Payments on redemption of Units (note 7)	(218)	(11)
Underwriting commissions and issue expenses	(403)	(322)
Net cash provided by (used in) financing activities	24,371	36,673
Net increase (decrease) in cash during the year	(517)	(269)
Cash at beginning of year	892	1,161
Cash at end of year	$ 375	$ 892